FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      August 12, 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       65

Form 13F Information Table Value Total:       $39080



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      490    11488 SH       SOLE                             11488
AT&T Corp                      COM              00206R102      852    35223 SH       SOLE                             35223
Aaron's Inc                    COM              002535201      267    15634 SH       SOLE                             15634
Abbott Laboratories            COM              002824100      542    11576 SH       SOLE                             11576
Accenture PLC                  COM              g1150g111      451    11670 SH       SOLE                             11670
Activision Blizzard, Inc.      COM              00507v109      253    24090 SH       SOLE                             24090
Amazon.Com Inc                 COM              023135106      364     3330 SH       SOLE                              3330
American Electric Power Co Inc COM              025537101      383    11860 SH       SOLE                             11860
Amgen Inc                      COM              031162100      363     6905 SH       SOLE                              6905
Amphenol Corp-CL A             COM              032095101     1290    32845 SH       SOLE                             32845
Apache Corp                    COM              037411105      385     4575 SH       SOLE                              4575
Apple Inc                      COM              037833100      908     3610 SH       SOLE                              3610
Arch Capital Group             COM              G0450A105      356     4780 SH       SOLE                              4780
BB&T Corporation               COM              054937107      210     8000 SH       SOLE                              8000
Bank of America Corp           COM              060505104      286    19897 SH       SOLE                             19897
Bank of New York Mellon Corp   COM              064058100      233     9434 SH       SOLE                              9434
Bristol Myers Squibb Co        COM              110122108      392    15720 SH       SOLE                             15720
CVS/Caremark Corp              COM              126650100      531    18097 SH       SOLE                             18097
Chevron Corp                   COM              166764100     1329    19585 SH       SOLE                             19585
Cimarex Energy Co              COM              171798101      356     4980 SH       SOLE                              4980
Cisco Systems Inc              COM              17275R102      971    45580 SH       SOLE                             45580
Coach Inc                      COM              189754104      719    19675 SH       SOLE                             19675
Coca Cola Co                   COM              191216100      950    18948 SH       SOLE                             18948
Colgate Palmolive Co           COM              194162103      376     4769 SH       SOLE                              4769
Costco Wholesale Corp          COM              22160K105      252     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      748    20140 SH       SOLE                             20140
Dell Inc                       COM              24702R101      894    74100 SH       SOLE                             74100
Disney, Walt Co                COM              254687106      342    10870 SH       SOLE                             10870
Exxon Mobil Corp               COM              30231G102     1927    33765 SH       SOLE                             33765
General Electric Co            COM              369604103      304    21100 SH       SOLE                             21100
Gilead Sciences Inc.           COM              375558103      562    16395 SH       SOLE                             16395
Goldman Sachs Group Inc        COM              38141g104      505     3845 SH       SOLE                              3845
Google                         COM              38259P508      394      885 SH       SOLE                               885
Hewlett Packard Co.            COM              428236103      570    13175 SH       SOLE                             13175
Home Depot Inc                 COM              437076102      772    27492 SH       SOLE                             27492
Illinois Tool Works Inc        COM              452308109      836    20259 SH       SOLE                             20259
International Business Machine COM              459200101      736     5963 SH       SOLE                              5963
JPMorgan Chase & Co            COM              46625H100      332     9055 SH       SOLE                              9055
Johnson & Johnson              COM              478160104     1779    30117 SH       SOLE                             30117
Kellogg Co                     COM              487836108      436     8670 SH       SOLE                              8670
Marathon Grp                   COM              902905827      278     8951 SH       SOLE                              8951
McDonalds Corp                 COM              580135101      286     4344 SH       SOLE                              4344
McKesson HBOC Inc              COM              58155Q103      256     3810 SH       SOLE                              3810
Medco Health Solutions Inc     COM              58405U102      245     4449 SH       SOLE                              4449
Medtronic Inc                  COM              585055106      957    26380 SH       SOLE                             26380
Microsoft Corp                 COM              594918104     1669    72550 SH       SOLE                             72550
Nike Inc Cl B                  COM              654106103      342     5070 SH       SOLE                              5070
Northern Trust Corp.           COM              665859104      438     9370 SH       SOLE                              9370
Omnicom Group                  COM              681919106      402    11725 SH       SOLE                             11725
PNC Financial                  COM              693475105      294     5200 SH       SOLE                              5200
Pfizer Inc                     COM              717081103      213    14926 SH       SOLE                             14926
Praxair Inc                    COM              74005P104      434     5715 SH       SOLE                              5715
Procter & Gamble Co            COM              742718109     1471    24530 SH       SOLE                             24530
Reliance Steel                 COM              759509102      439    12140 SH       SOLE                             12140
Smith International Inc        COM              832110100      271     7200 SH       SOLE                              7200
Southern Co                    COM              842587107      459    13800 SH       SOLE                             13800
St Jude Medical Inc            COM              790849103      355     9825 SH       SOLE                              9825
Stryker Corp                   COM              863667101      264     5280 SH       SOLE                              5280
United Technologies Corp       COM              913017109     1815    27958 SH       SOLE                             27958
Verizon Communications         COM              92343v104      350    12480 SH       SOLE                             12480
Wal-Mart Stores Inc            COM              931142103     1290    26845 SH       SOLE                             26845
Walgreen Co                    COM              931422109      517    19350 SH       SOLE                             19350
Wellpoint                      COM              94973V107      323     6600 SH       SOLE                              6600
Wells Fargo Company            COM              949746101      344    13450 SH       SOLE                             13450
Western Digital Corp           COM              958102105      722    23935 SH       SOLE                             23935